Revenues - Schedule of revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenues
Total revenues	¥ 290,232	$ 40,878	¥ 328,822	¥ 357,322
Subscription
Revenues
Total revenues	173,523	24,440	160,722	155,394
Value added services
Revenues
Total revenues	31,129	4,384	74,509	97,465
Vertical Applications
Revenues
Total revenues	¥ 85,580	$ 12,054	¥ 93,591	¥ 104,463